CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ (200,530,488)	¥ (1,308,461,441)	¥ 774,475,992	¥ 883,056,836
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	1,826,135	11,915,528	11,379,697	9,635,032
Share-based compensation	12,282,013	80,140,138	157,116,095	171,836,485
Impairment of long-term investments			12,538,280
Loss (gain) from equity in affiliates	1,043,056	6,805,940	(17,457,899)	(8,055,105)
Loss (gain) from disposal of property and equipment	9,075	59,213	(2,389)	(66)
Provision for accounts receivable and contract assets	18,618,424	121,485,215	241,186,823	396,996,410
Provision for loans receivable from Xiaoying	34,821,460	227,210,026	37,643,244
Provision for credit losses on deposits to institutional cooperators	1,581,321	10,318,117	0	0
Impairment loss on deposits to institutional cooperators	147,126,436	960,000,000	0	0
Reversal of credit losses for other financial assets	(149,431)	(975,040)	0	0
Fair value adjustments related to Consolidated Trusts	8,793,912	57,380,274	(64,162,533)	(12,358,626)
Change in fair value of financial guarantee derivative	25,083,543	163,670,115	246,371,828	200,971,302
Deferred tax benefits	(21,847,037)	(142,551,916)	(164,911,933)	(3,162,072)
Other non-cash expenses (income)	150,023	978,897	247,954
Changes in operating assets and liabilities:
Accounts receivable and contract assets	33,844,826	220,837,490	366,952,171	(665,341,737)
Deposits to institutional cooperators	(209,888,319)	(1,369,521,281)	(518,720,216)
Prepaid expenses and other current assets	18,988,796	123,901,899	(197,141,775)	(6,440,698)
Amount due from related party			20,000,000	(20,000,000)
Origination of loans held for sale			(8,056,664,647)	(5,096,651,671)
Sales and maturity of loans held for sale			8,362,184,896	5,232,573,583
Loan receivable from loans receivables Xiaoying Housing Loans	3,686,078	24,051,658	15,134,973	29,146,788
Other non-current assets	40,743	265,846	299,925	(3,054,940)
Guarantee liabilities	(1,223,494)	(7,983,299)	(3,422,898)	(524,270,832)
Financial guarantee derivative	59,587,153	388,806,171	(608,084,177)	(612,482,131)
Accrued payroll and welfare	(4,424,160)	(28,867,642)	(29,815,450)	15,691,600
Other tax payable	2,297,543	14,991,468	(76,043,291)	28,180,979
Income tax payable	(40,625,064)	(265,078,543)	28,757,234	(89,093,593)
Deposit payable to channel cooperators	(13,402,487)	(87,451,225)	(25,118,739)	(220,120)
Accrued expenses and other current liabilities	15,755,098	102,802,015	64,392,936	38,048,852
CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(104,097,256)	(679,234,601)	600,566,742	5,354,151
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment and intangible assets	(822,289)	(5,365,436)	(15,143,162)	(38,634,331)
Disposal of property and equipment	12,160	79,344	115,402	5,332
Purchase of short-term investment	(919,540)	(6,000,000)
Origination of loans receivables from Xiaoying Credit Loans and Xiaoying Revolving Loans	(880,669,600)	(5,746,369,142)
Sale and collection of loans receivables from Xiaoying Credit Loans and Xiaoying Revolving Loans	122,158,832	797,086,381
Principal payment of loans at fair value	(615,503,368)	(4,016,159,473)	(4,938,191,061)	(67,852,371)
Principal collection of loans at fair value	790,096,581	5,155,380,196	2,253,437,828	744,351,887
Purchase of long-term investments	(536,398)	(3,500,000)		(225,000,000)
Purchase of loans' earnings rights from related party			(380,000,000)
Collections from loans' earnings rights from related party	18,390,805	120,000,000	0	0
CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(567,792,817)	(3,704,848,130)	(3,079,780,993)	412,870,517
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of options	93,874	612,530	6,035,665
Cancelling of shares	(10,565)	(68,936)
Proceeds from initial public offering				713,089,781
Payments of initial public offering cost				(31,100,368)
Dividends to shareholders			(103,196,981)
Acquisition of additional interest in subsidiary				(1,400,000)
Proceeds from short-term bank borrowings	78,397,701	511,545,000	203,000,000	198,000,000
Repayments of short-term bank borrowings	(24,674,330)	(161,000,000)	(401,000,000)
Cash received from institutional funding partners	874,662,845	5,707,175,065
Cash paid to institutional funding partners	(72,856,049)	(475,385,721)
Cash received from investors and institutional funding partners of the Consolidated Trusts	235,672,031	1,537,760,000	4,313,060,000
Cash paid to investors and institutional funding partners of the Consolidated Trusts	(403,053,766)	(2,629,925,825)	(1,306,710,525)	(696,800,000)
CASH PROVIDED BY FINANCING ACTIVITIES	688,231,741	4,490,712,113	2,711,188,159	181,789,413
Effect of foreign exchange rate changes	(4,354,011)	(28,409,920)	10,622,885	(6,283,113)
NET INCREASE IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	11,987,657	78,219,462	242,596,793	593,730,968
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	232,996,695	1,520,303,432	1,277,706,639	683,975,671
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT YEAR END	244,984,352	1,598,522,894	1,520,303,432	1,277,706,639
Supplemental disclosures of cash flow information:
Income taxes paid, net of refunds	16,513,690	107,751,825	43,052,057	302,176,854
Interest paid for bank borrowings	1,747,918	11,405,162	3,474,745
Reconciliation to amounts on consolidated balance sheets:
Total cash and cash equivalents and restricted cash	244,984,352	1,598,522,894	1,520,303,432	1,277,706,639
Xiaoying Credit Loans And Revolving Loans
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Provision for loans receivable from Xiaoying	34,821,460	227,210,026	37,643,244
Provision for credit losses on deposits to institutional cooperators	34,821,460	227,210,026	37,643,244
Xiaoying Housing Loan
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Provision for accounts receivable and contract assets	18,618,424	121,485,215	241,186,823	396,996,410
Provision for loans receivable from Xiaoying	$ 2,757,635	¥ 17,993,570	¥ 23,430,641	¥ 40,347,875